Stock Incentive Plan - Schedule of Share-Based Payment Arrangement, Activity (Details)			3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 23, 2025	Jan. 01, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Number of Options
Grants (in shares)				0		0		0
Subsequent Event
Weighted-Average Remaining Contractual Life (years)
Stockholders' equity note, stock split, conversion ratio	3
QT Imaging Incentive Plan And 2024 Equity Incentive Plan
Number of Options
Beginning balance, outstanding (in shares)		651,645			651,645	416,603	416,603
Cancelled (in shares)					(66,667)		(30,731)
Ending balance, outstanding (in shares)			1,106,978		1,106,978		651,645	416,603
Exercisable (in shares)			334,023		334,023		0
Vested and expected to vest (in shares)			1,106,978		1,106,978		739,645
Weighted- Average Exercise Price
Beginning balance, outstanding (in dollars per share) | $ / shares		$ 2.25			$ 2.25	$ 74.40	$ 74.40
Cancelled (in dollars per share) | $ / shares					2.25		10.80
Ending balance, outstanding (in dollars per share) | $ / shares			$ 2.14		2.14		2.25	$ 74.40
Exercisable (in dollars per share) | $ / shares			2.19		2.19		0
Vested and expected to vest (in dollars per share) | $ / shares			$ 2.14		$ 2.14		$ 2.16
Weighted-Average Remaining Contractual Life (years)
Outstanding (in years)					9 years 1 month 6 days		9 years 6 months
Exercisable (in years)					8 years 3 months 18 days
Vest and expected to vest (in years)					9 years 1 month 6 days
Revised outstanding (in shares)							88,000
2024 Equity Incentive Plan
Number of Options
Beginning balance, outstanding (in shares)		739,645			739,645
Grants (in shares)		446,137	522,000		522,000		766,333
Ending balance, outstanding (in shares)							739,645
Weighted- Average Exercise Price
Granted under the 2024 Incentive Plan (in dollars per share) | $ / shares					$ 2.00		$ 2.16